UNITED STATES
SECURITES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F
FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2003
Check here if Amendment [  ]; Amendment Number:

This Amendment (Check only one.):  [  ]  is a restatement
                                   [  ]  adds new holdings
entries.
Institutional Investment Manage Filing this Report:

Name:     SEB Asset Management America Inc.
Address:  One Stamford Plaza, 10th Floor
          263 Tresser Blvd.
          Stamford, CT 06901
13F File Number: 28-99999

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct, and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Veronica Gallardo
Title:  Manager Systems/Business Admin.
Phone:  203-425-1440
Signature, Place, and Date
Veronica Gallardo  Stamford, CT  November 14, 2003

Report type (Check only one):
[X]  13F HOLDINGS REPORT
[ ]  13F NOTICE
[ ]  13F COMBINATION REPORT


List of Other Managers Reporting for this Manger:

I AM SIGINIG THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934
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FORM 13F SUMMARY PAGE
REPORT SUMMARY:
Number of other included Managers: 0
Form 13F Information Table Entry Total: 15,754,473
Form 13F Information Table Value Total: $293,753

List of Other Included Managers:
01
02
03

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FORM 13F INFORMATION TABLE
	Title		Value	Shares	SH/	Voting
Name of Issuer	of Class	Cusip	(x $1000)	PRN AMT	PRN	Authority
AirTran Holdings Inc	COM	00949P108	6,699 	399,950 	SH	NONE
Actuate Corporation	COM	00508B102	870 	243,700 	SH	NONE
Analog Devices	COM	032654105	297 	7,800 	SH	NONE
Adolor Corporation	COM	00724X102	4,368 	238,050 	SH	NONE
Alliance Gaming Corp	COM	01859P609	6,475 	319,300 	SH	NONE
Advanced Micro Devices	COM	007903107	370 	33,300 	SH	NONE
Affiliated Managers Group	COM	008252108	6,421 	102,250 	SH	NONE
American Medical Sys Hldgs	COM	02744M108	4,611 	211,500 	SH	NONE
Anteon International Corp	COM	03674E108	8,337 	272,450 	SH	NONE
Aquantive Inc	COM	03839G105	4,025 	437,050 	SH	NONE
Aeropostale Inc	COM	007865108	4,764 	176,100 	SH	NONE
ASM International N.V.	COM	N07045102	3,661 	248,550 	SH	NONE
Actuant Corp - CL A	COM	00508X203	2,131 	37,950 	SH	NONE
Best Buy Co Inc	COM	086516101	295 	6,200 	SH	NONE
Beverly Enterprises Inc	COM	087851309	4,245 	717,050 	SH	NONE
Big 5 Sporting Goods Corp	COM	08915P101	8,136 	532,450 	SH	NONE
Boston Private Financial Holdi	COM	101119105	4,400 	186,750 	SH	NONE
Bear Stearns Companies Inc	COM	073902108	344 	4,600 	SH	NONE
Cache Inc	COM	127150308	4,240 	207,850 	SH	NONE
Caci International Inc -CL A	COM	127190304	4,966 	115,900 	SH	NONE
California Micro Devices CP	COM	130439102	4,066 	560,850 	SH	NONE
Chicago Bridge & Iron - NY SHR	COM	167250109	4,215 	155,200 	SH	NONE
Ciber Inc	COM	17163B102	253 	33,350 	SH	NONE
Circuit City Stores Inc	COM	172737108	4,117 	432,000 	SH	NONE
Charming Shoppes	COM	161133103	4,045 	708,433 	SH	NONE
Chico's Fas Inc	COM	168615102	9,866 	322,000 	SH	NONE
Circor International Inc	COM	17273K109	4,182 	217,800 	SH	NONE
Computer Learning Centers	COM	205199102	0 	495 	SH	NONE
Corinthian Colleges Inc	COM	218868107	4,455 	78,000 	SH	NONE
Computer Programs & Systems	COM	205306103	3,743 	207,350 	SH	NONE
Ceradyne Inc.	COM	156710105	7,157 	276,650 	SH	NONE
America's Car-Mart Inc	COM	03062T105	1,340 	44,917 	SH	NONE
Cornell Companies Inc	COM	219141108	4,778 	290,450 	SH	NONE
Cognizant Tech Solutions Crp	COM	192446102	11,425 	313,350 	SH	NONE
Dynamex Inc	COM	26784F103	11 	1,212 	SH	NONE
Digital Insight Corp.	COM	25385P106	3,855 	193,700 	SH	NONE
Dendreon Corp	COM	24823Q107	4,114 	464,900 	SH	NONE
Dynamics Research Corp	COM	268057106	1,509 	79,350 	SH	NONE
Direct General Corp	COM	25456W204	8,489 	338,600 	SH	NONE
DSP Group Inc	COM	23332B106	3,794 	152,250 	SH	NONE
DiamondCluster Intl Inc	COM	25278P106	4,750 	694,550 	SH	NONE
Eon Labs Inc	COM	29412E100	3,752 	97,850 	SH	NONE
Encysive Pharmaceuticals Inc	COM	29256X107	1,431 	235,000 	SH	NONE
Encore Medical Corp	COM	29256E109	4,419 	649,800 	SH	NONE
Epix Medical Inc	COM	26881Q101	1,316 	76,770 	SH	NONE
Electronic Arts Inc	COM	285512109	387 	4,200 	SH	NONE
Extended Stay America Inc	COM	30224P101	3,864 	258,800 	SH	NONE
Enterasys Networks Inc	COM	293637104	3,862 	965,500 	SH	NONE
VISX Inc	COM	92844S105	5,823 	305,650 	SH	NONE
Fairmont Hotels & Resorts	COM	305204109	335 	13,000 	SH	NONE
Friedman's Inc. - CL A	COM	358438109	4,095 	293,550 	SH	NONE
Frontier Airlines Inc	COM	359065109	8,149 	495,700 	SH	NONE
Galyan's Trading Company	COM	36458R101	3,507 	343,850 	SH	NONE
Gray Television Inc	COM	389375106	3,857 	330,250 	SH	NONE
Host Marriott Corp	COM	44107P104	368 	34,300 	SH	NONE
Hot Topic Inc	COM	441339108	4,518 	200,450 	SH	NONE
Heidrick & Struggles Intl	COM	422819102	4,425 	260,300 	SH	NONE
I-Flow Corp	COM	449520303	4,560 	430,550 	SH	NONE
Infosys Technologies - SP ADR	COM	456788108	327 	4,800 	SH	NONE
IPayment Inc	COM	46262E105	3,840 	170,650 	SH	NONE
Intl Rectifier Corp	COM	460254105	9,228 	246,480 	SH	NONE
Jetblue Airways Corp	COM	477143101	548 	9,000 	SH	NONE
Kenneth Cole Productions-A	COM	193294105	4,038 	154,650 	SH	NONE
Keane Inc	COM	486665102	1,918 	150,100 	SH	NONE
Kyphon Inc	COM	501577100	3,949 	202,800 	SH	NONE
Magma Design Automation	COM	559181102	1,823 	93,000 	SH	NONE
LCA-Vision Inc.	COM	501803308	3,303 	242,300 	SH	NONE
Legg Mason Inc	COM	524901105	339 	4,700 	SH	NONE
Landry's Restaurants Inc	COM	51508L103	2,791 	135,500 	SH	NONE
Martek Biosciences Corp.	COM	572901106	4,460 	84,750 	SH	NONE
Mercantile Bank Corp	COM	587376104	4,338 	130,650 	SH	NONE
Merix Corp	COM	590049102	1,603 	97,200 	SH	NONE
MGM Mirage	COM	552953101	347 	9,500 	SH	NONE
Mobius Management Systems	COM	606925105	3,824 	477,961 	SH	NONE
Merge Technologies Inc.	COM	589981109	4,577 	271,499 	SH	NONE
MSC Industrial Direct Co-A	COM	553530106	6,377 	305,850 	SH	NONE
Mothers Work Inc	COM	619903107	4,138 	135,400 	SH	NONE
Knight Trading Group Inc	COM	499063105	5,273 	461,300 	SH	NONE
Novell Inc	COM	670006105	9,101 	1,717,250 	SH	NONE
National Semiconductor Corp	COM	637640103	446 	13,800 	SH	NONE
Novadigm Inc.	COM	669937104	240 	77,790 	SH	NONE
Odyssey Healthcare Inc	COM	67611V101	7,001 	234,790 	SH	NONE
Omnicom Group	COM	681919106	172 	2,400 	SH	NONE
ON Technology Corp	COM	68219P108	1,903 	704,650 	SH	NONE
OpticNet Inc	COM	683868103	0 	2,550 	SH	NONE
Pinnacle Systems Inc	COM	723481107	3,760 	449,200 	SH	NONE
Penwest Pharmaceuticals Co	COM	709754105	3,407 	156,550 	SH	NONE
Providence Service Corp.	COM	743815102	2,986 	189,000 	SH	NONE
Pharmaceutical Resources Inc	COM	717125108	348 	5,100 	SH	NONE
PSS World Medical Inc	COM	69366A100	4,593 	523,100 	SH	NONE
Providian Financial Corp	COM	74406A102	340 	28,800 	SH	NONE
QLT Inc	COM	746927102	6,270 	392,150 	SH	NONE
RecordLab Corporation	COM	75626L109	0 	2,744 	SH	NONE
Robert Half Intl Inc	COM	770323103	294 	15,100 	SH	NONE
Ruby Tuesday Inc	COM	781182100	4,689 	194,500 	SH	NONE
Raymond James Financial Inc	COM	754730109	3,035 	83,500 	SH	NONE
RSA Security Inc	COM	749719100	2,488 	173,050 	SH	NONE
Ryanair Holdings 	COM	783513104	287 	7,100 	SH	NONE
Scansource Inc.	COM	806037107	873 	23,900 	SH	NONE
SCS Transportation Inc	COM	81111T102	4,096 	271,253 	SH	NONE
SEI Investments Company	COM	784117103	2,907 	89,300 	SH	NONE
Select Medical Corp	COM	816196109	4,362 	151,450 	SH	NONE
Sigmatel Inc	COM	82661W107	4,948 	240,100 	SH	NONE
SINA Corp	COM	G81477104	6,006 	168,200 	SH	NONE
Simpletech Inc.	COM	828823104	2,474 	344,600 	SH	NONE
Station Casinos Inc	COM	857689103	4,431 	144,800 	SH	NONE
Sykes Enterprises Inc	COM	871237103	4,322 	652,850 	SH	NONE
Symantec Corp	COM	871503108	417 	6,600 	SH	NONE
Taro Pharmaceutical Industries	COM	M8737E108	5,836 	104,000 	SH	NONE
Teva Pharmaceutical-SP ADR	COM	881624209	172 	3,000 	SH	NONE
Tumbleweed Communications Corp	COM	899690101	1,235 	221,650 	SH	NONE
Triad Hospitals Inc	COM	89579K109	336 	11,100 	SH	NONE
United Online Inc	COM	911268100	5,965 	171,450 	SH	NONE
United Surgical Partners Int	COM	913016309	3,864 	136,500 	SH	NONE
VistaCare Inc-CL A	COM	92839Y109	4,991 	158,000 	SH	NONE
Wintrust Financial Corp	COM	97650W108	4,132 	109,300 	SH	NONE
Yankee Candle Co	COM	984757104	4,385 	172,100 	SH	NONE

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